Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 30		$ 30		$ 27
Interest cost	87		112		134
Expected return on assets	(113)		(140)		(151)
Amortization of:
Prior service cost (credit)					1
Actuarial loss (gain)	76		83		64
Net periodic benefit cost	80		85		75
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	7	[1]	8	[1]	9
Interest cost	39	[1]	48	[1]	51
Expected return on assets	(6)		(7)		(7)
Amortization of:
Prior service cost (credit)	(4)		(10)		(12)
Actuarial loss (gain)	15		26		5
Net periodic benefit cost	51		65		46
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	13	[1]	15	[1]	18
Interest cost	4	[1]	5	[1]	10
Amortization of:
Prior service cost (credit)	(1)		1		2
Actuarial loss (gain)	8		(7)		13
Settlement loss and other	1				1
Net periodic benefit cost	$ 25		$ 14		$ 44

[1]	The healthcare and other postemployment plans are not required to be prefunded.